FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 4) (Parenthetical) (USD $)	Mar. 31, 2014	Mar. 31, 2013
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY(DEFICIT)
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01
PARENT COMPANY
CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY(DEFICIT)
Common shares, par value (in dollars per share)	$ 0.01